UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

          Read instructions at the end of Form before preparing Form.


1.        Name and Address of issuer:

          First Investors Series Fund II, Inc.
          95 Wall Street
          New York, NY 10005


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]


3.        Investment Company Act File Number:  811-3169

          Securities Act File Number:  2-71911


4(a).     Last day of fiscal year for which this Form is filed:  9/30/02


4(b).     [  ]      Check box if this Form is being filed late (i.e.,  more than
                    90 calendar days after the end of the issuer's fiscal year).
                    (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [  ]      Check box if this is the last time the issuer will be filing this Form.

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5.        Calculation of registration fee:

(i)       Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):
                                                                                       $21,622,650.97
                                                                                     ------------------
(ii)      Aggregate price of securities redeemed
          or repurchased during the fiscal year:
                                                                  $43,582,568.62
                                                                ------------------
(iii)     Aggregate price of securities redeemed
          or repurchased during any prior
          fiscal year ending no earlier than
          October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:
                                                                  $0
                                                                ------------------

(iv)      Total available redemption credits
          [add Items 5(ii) and 5(iii)]:
                                                                                       $43,582,568.62
                                                                                     ------------------
(v)       Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:
                                                                                       $0
                                                                                     ------------------
(vi)      Redemption credits available for use in
          future years if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:
                                                                  $(21,959,917.65)
                                                                ------------------


(vii)     Multiplier for determining registration fee (See Instruction C.9):

                                                                                       X .000092
                                                                                     ------------------

(viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee  is due):
                                                                                       =$-0-
                                                                                     ==================

6.        Prepaid Shares

          If the response to Item 5(i) was  determined by deducting an amount of securities  that  were  registered  under the  Securities  Act of 1933 pursuant  to rule 24e-2 as in effect  before  October 11,  1997,  then report the  amount of  securities  (number  of shares or other  units)
          deducted  here:  _-0-.  If there is a number of shares or other  units that were registered  pursuant to rule 24e-2  remaining  unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal  years,  then state that number here: -0-.
                ---

7.        Interest  due -- if this Form is being  filed  more than
          90 days after the  end of the  issuer's  fiscal  year  (See instruction D):
                                                                                       +$-0-
                                                                                     ------------------
8.        Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:
                                                                                       +$-0-
                                                                                     ==================
9.        Date the registration fee and any interest payment was
          sent to the Commission's lockbox depository:  N/A
                    Method of delivery:
                                        [ ] Wire Transfer
                                        [ ] Mail or other means

                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.




By
   ------------------------------------
    C. Durso,
    Vice President and Secretary



Date:  December 24, 2002